ACCOUNTS RECEIVABLE, NET - Changes in provision (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in the PCLD for customer electricity accounts
Additional provision	R$ 2,728,747
Amazonas Energia
Changes in the PCLD for customer electricity accounts
Additional provision		R$ 2,644,303
Account Receivable | PECLD
Changes in the PCLD for customer electricity accounts
Opening balance as of January 1	3,747,981	3,296,863
(+) Constitution	545,830	648,170
(-) Reversal	(154,496)	(181,572)
(-) Write-off	(5,712)	(15,480)
Final balance on December, 31	R$ 4,133,603	R$ 3,747,981